Bank deposits, net (Tables)	12 Months Ended
Dec. 31, 2021
Bank deposits, net
Schedule of bank deposits, net

	As of December 31,
	2020	2021
	RMB	RMB
Short-term bank deposits, net(a)	493,282	4,022,119
Long-term bank deposits, net	—	2,004,593
Total	493,282	6,026,712
(a)	Short-term bank deposits of nil and RMB350,000 were held as collateral for the Group’s notes payable as of December 31, 2020 and 2021 (Note 12).